Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Income tax receivable		$ 22,415	$ 20,427
Leased equipment deposit			41,760
Other current assets		178	8,783
Total	$ 607,000	$ 22,593	$ 70,970